SHARE-BASED COMPENSATION - Stock options activity (Details) ¥ / shares in Units, ¥ in Thousands				1 Months Ended	12 Months Ended
	Nov. 20, 2018 $ / shares shares	Nov. 20, 2018 ¥ / shares shares	May 20, 2018 ¥ / shares shares	May 31, 2018	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) shares
Share-based compensation arrangement by share-based payment award
Options granted (in shares) | shares	690,023	690,023	24,627,493			25,317,516
Exercises price of options granted (per share)	$ 0.00001				$ 0.00001
Weighted-average grant date fair value per option | ¥ / shares		¥ 60.77	¥ 48.64			¥ 48.97
Fair value assumptions
Average risk-free rate of interest						3.18%
Dividend yield						0.00%
Time to maturity						10 years
Exercise price					0.00001
Number of options
Options granted (in shares) | shares	690,023	690,023	24,627,493			25,317,516
Options forfeited (in shares) | shares						(72,939)
Options outstanding at ending (in shares) | shares						25,244,577
Options exercisable (in shares) | shares							9,040,933
Options vested or expected to be vested (in shares) | shares							25,244,577
Weighted Average Exercise Price
Options granted (per share)	$ 0.00001				0.00001
Options forfeited (per share)					0.00001
Options outstanding at ending (per share)					0.00001
Options exercisable (per share)					0.00001
Options vested or expected to be vested (per share)					$ 0.00001
Weighted Average Remaining Contract Life Years
Options granted (in years)						8 years 6 months
Options forfeited (in years)						8 years 6 months
Options outstanding at ending (in years)						7 years 10 months 21 days
Options exercisable (in years)						7 years 10 months 21 days
Options vested or expected to be vested (in years)						7 years 10 months 21 days
Aggregate Intrinsic Value
Options granted | ¥							¥ 1,349,930
Options outstanding at ending | ¥						¥ 1,346,041
Options exercisable | ¥							482,063
Options vested or expected to be vested | ¥							¥ 1,346,041
Minimum
Fair value assumptions
Estimated volatility rate						51.32%
Maximum
Fair value assumptions
Estimated volatility rate						53.49%
Stock options
Share-based compensation arrangement by share-based payment award
Expiry period (in years)				10 years
Stock options | Maximum
Share-based compensation arrangement by share-based payment award
Vesting period (in years)	4 years	4 years